Organization - Summary of Assets and Liabilities of VIE's in Consolidated Balance Sheets (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,426,899,576	$ 218,681,927	¥ 2,002,314,688	¥ 2,912,901,189
Other current assets	24,467,956	3,749,880	14,246,396
Total current assets	8,899,049,546	1,363,839,011	5,540,755,045
Finance lease receivables—non-current	1,454,499,864	222,911,857	1,448,958,373
Other non-current assets	261,495,158	40,075,886	8,415,694
Total non-current assets	3,246,883,053	497,606,599	3,195,819,329
Total assets	12,145,932,599	1,861,445,610	8,736,574,374
Short-term debts	355,816,940	54,531,332	1,439,749,760
Other current liabilities	27,255,779	4,177,131	31,660,944
Total current liabilities	2,457,296,626	376,597,185	2,909,120,070
Long-term debts	977,791,191	149,853,056	301,667,717
Other non-current liabilities	4,870,616	746,455	21,796,367
Total non-current liabilities	1,313,426,836	201,291,469	335,794,013
Total liabilities	3,770,723,462	577,888,654	3,244,914,083
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,003,740,459	153,829,955	1,781,925,125
Other current assets	3,194,408,176	489,564,471	2,364,681,520
Total current assets	4,198,148,635	643,394,426	4,146,606,645
Finance lease receivables—non-current	1,454,499,864	222,911,857	1,448,958,373
Other non-current assets	1,754,832,407	268,939,831	1,469,144,834
Total non-current assets	3,209,332,271	491,851,688	2,918,103,207
Total assets	7,407,480,906	1,135,246,114	7,064,709,852
Short-term debts	355,816,940	54,531,332	1,439,749,760
Other current liabilities	2,088,849,541	320,130,199	1,468,827,161
Total current liabilities	2,444,666,481	374,661,531	2,908,576,921
Long-term debts	977,791,191	149,853,056	301,667,717
Other non-current liabilities	17,394,154	2,665,771	34,126,296
Total non-current liabilities	995,185,345	152,518,827	335,794,013
Total liabilities	¥ 3,439,851,826	$ 527,180,358	¥ 3,244,370,934